Fair Value Measurements - Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Swap Liability	$ (58,852)	$ (24,146)	$ (6,962)
Recurring basis
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Earn-out Liability (due to affiliates)		(2,919)	(29,380)
Corporate Owned Life Insurance Asset	4,070	2,134
Mutual Funds Asset	6,054	6,983
Deferred Compensation Liability	(8,687)	(9,209)
Recurring basis | Quoted Prices in Active Markets for Identical Assets and Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Earn-out Liability (due to affiliates)		0	0
Corporate Owned Life Insurance Asset	0	0
Mutual Funds Asset	6,054	6,983
Deferred Compensation Liability	0	0
Recurring basis | Significant Other Observable Inputs
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Earn-out Liability (due to affiliates)		0	0
Corporate Owned Life Insurance Asset	4,070	2,134
Mutual Funds Asset	0	0
Deferred Compensation Liability	(8,687)	(9,209)
Recurring basis | Significant Unobservable Inputs
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Earn-out Liability (due to affiliates)		(2,919)	(29,380)
Corporate Owned Life Insurance Asset	0	0
Mutual Funds Asset	0	0
Deferred Compensation Liability	0	0
Recurring basis | Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Swap Asset			5,245
Interest Rate Swap Liability	(58,852)	(24,146)	(6,962)
Recurring basis | Interest Rate Swap | Quoted Prices in Active Markets for Identical Assets and Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Swap Asset			0
Interest Rate Swap Liability	0	0	0
Recurring basis | Interest Rate Swap | Significant Other Observable Inputs
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Swap Asset			5,245
Interest Rate Swap Liability	(58,852)	(24,146)	(6,962)
Recurring basis | Interest Rate Swap | Significant Unobservable Inputs
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Swap Asset			0
Interest Rate Swap Liability	$ 0	$ 0	$ 0